DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details) $ in Millions, $ in Millions			12 Months Ended
	Aug. 18, 2022 USD ($)	Jul. 15, 2020	Dec. 31, 2022 ARS ($)	Apr. 05, 2022 ARS ($)	Oct. 27, 2021
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			6.00%
TMF Trust
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Telemas S.A
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
AVC Continente Audiovisual
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Acquisition percentage					40.00%
Nucleo
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			67.50%
Personal Envios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			67.50%
Tuves Paraguay
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			67.50%
Micro Sistemas [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
PEM [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Cable Imagen
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Television Dirigida
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
AVC Continente Audiovisual
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Inter Radios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Telecom USA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Personal smarthome
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Personal Smart Security
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Total consideration				$ 0.1
Opalker S.A.
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%
Contributions made	$ 0.2		$ 28.0
NYSSA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes			100.00%